Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	₩ 2,938,017	₩ 2,921,839
Other receivables	2,907,132	3,225,617
Total	5,845,149	6,147,456
Trade receivables	313,626	243,878
Other receivables	1,755,513	1,296,849
Total	2,069,139	1,540,727
Total amounts
Disclosure of financial assets [line items]
Trade receivables	3,331,715	3,309,177
Other receivables	3,014,911	3,335,066
Total	6,346,626	6,644,243
Trade receivables	330,619	260,154
Other receivables	1,850,564	1,405,923
Total	2,181,183	1,666,077
Provision for impairment
Disclosure of financial assets [line items]
Trade receivables	(385,739)	(378,327)
Other receivables	(104,747)	(107,653)
Total	(490,486)	(485,980)
Trade receivables	(1,290)	(1,299)
Other receivables	(86,270)	(96,941)
Total	(87,560)	(98,240)
Present value discount
Disclosure of financial assets [line items]
Trade receivables	(7,959)	(9,011)
Other receivables	(3,032)	(1,796)
Total	(10,991)	(10,807)
Trade receivables	(15,703)	(14,977)
Other receivables	(8,781)	(12,133)
Total	₩ (24,484)	₩ (27,110)